Income Taxes - Income Tax Expense (Recovery) Incurred by Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Income Taxes
Current federal tax expense	$ 19,860
Current income tax expense	42,252	$ 53,402	$ 41,223
Deferred federal income tax expense	(2,679)
Deferred tax expense (recovery)	11,071	(5,042)	(5,978)
Income tax expense	53,323	48,360	35,245
Canada
Income Taxes
Current federal tax expense	20,383	22,282	16,376
Deferred federal income tax expense	(2,840)	(3,875)	(2,369)
United States
Income Taxes
Current foreign tax expense	6,991	18,020	16,532
Deferred foreign income tax expense	15,781	585	(5,060)
Other countries
Income Taxes
Current foreign tax expense	14,878	13,100	8,315
Deferred foreign income tax expense	$ (1,870)	$ (1,752)	$ 1,451